Intangible Assets - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Amortization expense	₺ 17,352,411	₺ 15,603,346
Impairment losses on intangible assets	23,372	85,716
Research and development expense	132,635	129,078
Internally generated [member] | Computer software
Disclosure of detailed information about intangible assets [line items]
Capitalized cost	₺ 1,643,698	₺ 900,089